CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Cash and cash equivalents	196,900	195,303	211,436
Restricted cash	2,350	2,350	30,072
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	199,250	197,653	241,508